CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Total Revenues	$ 5,248,461	$ 7,725,221
Total cost of revenues	2,637,025	3,459,447
Gross Profit	2,611,436	4,265,774
Operating expenses:
General and administrative expenses	437,278	132,224
Professional fees	350,636	211,517
Salaries	792,546	193,247
Total operating expenses	1,580,460	536,988
Income from operations	1,030,976	3,728,786
Other (expense) income
Interest expense	(906,398)	(141,690)
Impairment loss	(379,165)	0
Government subsidies	490,171	84,657
Other income	20,709	245,019
Total other (expense) income, net	(774,683)	187,986
Income before income taxes	256,293	3,916,772
Provision for income taxes - current	(312,767)	(1,003,126)
Net (loss) income	(56,474)	2,913,646
Less: net loss (income) attributable to noncontrolling interest	66,223	(46,789)
Net income attributable to Visionary Education Technology Holdings Group	9,749	2,866,857
Other comprehensive income:
Foreign currency translation gain	26,333	164,684
Comprehensive (loss) income	(30,141)	3,078,330
Less: comprehensive loss (income) attributable to noncontrolling interest	61,774	(23,626)
Comprehensive income attributable to Visionary Education Technology Holdings Group	31,633	3,054,704
Rent [Member]
Total Revenues	2,298,198	674,898
Total cost of revenues	1,322,188	256,981
Tuition [Member]
Total Revenues	669,442	358,241
Total cost of revenues	319,913	124,762
Construction [Member]
Total Revenues	8,117	78,219
Total cost of revenues	4,663	19,529
Salesof Land [Member]
Total Revenues	2,272,704	6,613,863
Total cost of revenues	$ 990,261	$ 3,058,175